Accounts and Other Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts and Other Receivables
7.	Accounts and Other Receivables

Accounts and other receivables include reimbursement requests outstanding from the DOE awards, interest receivable and commercial accounts receivable associated with other federal projects. The DOE reimbursement requests are recognized as eligible costs are incurred. At December 31, 2021, accounts receivable are presented net of $10,237 of related deferred DOE cost share liabilities that have the right of offset. As of December 31, 2022, there were no amounts required to be offset. Reimbursement under the awards is recognized as award funds are obligated, and are included in Department of Energy Cost Share in the consolidated statement of operations. Interest receivable of $1,021 was outstanding at December 31, 2022.

The majority of our receivables are either due from the U.S. federal government or have to do with a federal project. For these reasons, all receivables are deemed to be fully collectible and no allowance has been recorded. Further, in January 2023, the DOE increased its funds obligation to us by $15,000.